Schedule of Investments (unaudited)
November 30, 2025
 Western Asset SMASh Series Core Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Mortgage-Backed Securities — 64.8%
FNMA — 57.7%
Federal National Mortgage Association (FNMA)	2.000%	1/1/56	$7,600,000	$6,187,078 (a)
Federal National Mortgage Association (FNMA)	3.000%	1/1/56	7,600,000	6,751,586 (a)
Federal National Mortgage Association (FNMA)	3.500%	1/1/56	8,000,000	7,398,141 (a)
Federal National Mortgage Association (FNMA)	4.000%	1/1/56	7,100,000	6,760,474 (a)
Federal National Mortgage Association (FNMA)	4.500%	1/1/56	11,300,000	11,053,939 (a)
Federal National Mortgage Association (FNMA)	5.500%	1/1/56	13,600,000	13,761,879 (a)
Federal National Mortgage Association (FNMA)	6.000%	1/1/56	10,500,000	10,749,596 (a)
Federal National Mortgage Association (FNMA)	2.500%	9/1/61	217,787	180,828
Total FNMA				62,843,521
GNMA — 7.1%
Government National Mortgage Association (GNMA) II	5.000%	1/20/53	150,386	151,474
Government National Mortgage Association (GNMA) II	4.500%	1/20/55	1,800,000	1,759,606 (a)
Government National Mortgage Association (GNMA) II	2.500%	1/20/56	4,900,000	4,254,186 (a)
Government National Mortgage Association (GNMA) II	6.500%	1/20/56	1,500,000	1,544,002 (a)
Total GNMA				7,709,268

Total Mortgage-Backed Securities (Cost — $70,193,510)				70,552,789
Asset-Backed Securities — 30.3%
AIMCO CLO Ltd., 2024-22A A (3 mo. Term SOFR + 1.500%)	5.384%	4/19/37	2,390,000	2,396,271 (b)(c)
Apollo Aviation Securitization Equity Trust, 2024-1A A2	6.261%	5/16/49	1,843,393	1,901,082 (b)
Barings CLO Ltd., 2024-1A A (3 mo. Term SOFR + 1.630%)	5.514%	1/20/37	1,470,000	1,474,297 (b)(c)
Birch Grove CLO Ltd., 2024-8A A1 (3 mo. Term SOFR + 1.630%)	5.514%	4/20/37	1,000,000	1,003,021 (b)(c)
CarVal CLO Ltd., 2024-3A A1 (3 mo. Term SOFR + 1.390%)	5.274%	10/20/37	620,000	621,143 (b)(c)
Columbia Cent CLO Ltd., 2024-33A A1 (3 mo. Term SOFR + 1.600%)	5.484%	4/20/37	2,700,000	2,708,135 (b)(c)
Elevation CLO Ltd., 2025-18A A1 (3 mo. Term SOFR + 1.240%)	5.124%	3/28/38	810,000	811,187 (b)(c)
Elmwood CLO Ltd., 2019-1A A1RR (3 mo. Term SOFR + 1.520%)	5.404%	4/20/37	2,280,000	2,285,930 (b)(c)
Empower CLO Ltd., 2024-1A A1 (3 mo. Term SOFR + 1.600%)	5.458%	4/25/37	1,000,000	1,003,045 (b)(c)
Fortress Credit BSL Ltd., 2025-1A A (3 mo. Term SOFR + 1.270%)	5.154%	4/20/38	430,000	430,215 (b)(c)
HalseyPoint CLO Ltd., 2020-3A A1R (3 mo. Term SOFR + 1.480%)	5.318%	7/30/37	320,000	320,727 (b)(c)
J.G. Wentworth LLC, 2017-2A B	5.090%	9/17/74	222,732	204,318 (b)
Jack in the Box Funding LLC, 2022-1A A2I	3.445%	2/26/52	1,850,000	1,802,496 (b)
Navient Student Loan Trust, 2014-8 A3 (30 Day Average SOFR + 0.714%)	4.786%	5/27/49	2,191,411	2,183,685 (c)
Nelnet Student Loan Trust, 2025-AA A1A	5.070%	3/15/57	1,781,230	1,814,413 (b)
Oaktree CLO Ltd., 2024-25A A (3 mo. Term SOFR + 1.550%)	5.434%	4/20/37	2,560,000	2,566,642 (b)(c)
Ocean Trails CLO Ltd., 2022-12A A1R (3 mo. Term SOFR + 1.330%)	5.214%	7/20/35	640,000	640,817 (b)(c)
Parallel Ltd., 2023-1A A1R (3 mo. Term SOFR + 1.390%)	5.274%	7/20/36	1,530,000	1,533,025 (b)(c)
SMB Private Education Loan Trust, 2024-D B	5.860%	7/15/53	1,350,000	1,394,050 (b)
Trinitas CLO Ltd., 2023-25A A1 (3 mo. Term SOFR + 1.850%)	5.710%	1/23/37	1,560,000	1,565,801 (b)(c)
Trinitas CLO Ltd., 2025-32A A1 (3 mo. Term SOFR + 1.330%)	5.602%	7/23/38	1,320,000	1,323,692 (b)(c)
USQ Rail LLC, 2025-1A A	5.480%	3/29/55	1,749,283	1,773,030 (b)
Vibrant CLO Ltd., 2021-15A A1AR (3 mo. Term SOFR + 1.200%)	5.084%	1/20/35	250,000	250,239 (b)(c)
Whitebox CLO Ltd., 2019-1A A1RR (3 mo. Term SOFR + 1.320%)	5.185%	7/24/36	1,000,000	1,001,330 (b)(c)

Total Asset-Backed Securities (Cost — $32,793,088)				33,008,591
Collateralized Mortgage Obligations(d) — 25.0%
BANK, 2018-BN10 A5	3.688%	2/15/61	1,045,000	1,034,702
BF Mortgage Trust, 2019-NYT B (1 mo. Term SOFR + 1.697%)	5.656%	12/15/35	1,250,000	1,238,519 (b)(c)
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Completion Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2025
 Western Asset SMASh Series Core Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(d) — continued
BOCA Commercial Mortgage Trust, 2024-BOCA E (1 mo. Term SOFR + 4.437%)	8.396%	8/15/41	$750,000	$752,120 (b)(c)
BRAVO Residential Funding Trust, 2022-NQM1 A1	3.626%	9/25/61	1,727,012	1,715,610 (b)(c)
BX Commercial Mortgage Trust, 2022-LP2 A (1 mo. Term SOFR + 1.013%)	4.972%	2/15/39	996,069	994,780 (b)(c)
BX Commercial Mortgage Trust, 2025-COPT A (1 mo. Term SOFR + 1.750%)	5.709%	8/15/42	2,500,000	2,506,086 (b)(c)
BX Trust, 2021-BXMF A (1 mo. Term SOFR + 0.750%)	4.709%	10/15/26	2,084,217	2,079,513 (b)(c)
CSMC Trust, 2020-RPL4 A1	2.000%	1/25/60	707,436	645,939 (b)(c)
CSMC Trust, 2022-NQM1 A1	2.265%	11/25/66	894,355	825,183 (b)(c)
Deephaven Residential Mortgage Trust, 2022-1 A1	2.205%	1/25/67	946,969	878,587 (b)(c)
Federal National Mortgage Association (FNMA) — CAS, 2022-R04 1M2 (30 Day Average SOFR + 3.100%)	7.172%	3/25/42	340,000	348,832 (b)(c)
Government National Mortgage Association (GNMA), 2022-3 IO, IO	0.640%	2/16/61	4,265,888	195,472 (c)
Morgan Stanley Capital I Trust, 2018-MP A	4.419%	7/11/40	10,500,000	9,790,981 (b)(c)
MTN Commercial Mortgage Trust, 2022-LPFL A (1 mo. Term SOFR + 1.397%)	5.357%	3/15/39	2,100,000	2,102,193 (b)(c)
OBX Trust, 2022-NQM1 A1	2.305%	11/25/61	2,316,912	2,100,392 (b)(c)

Total Collateralized Mortgage Obligations (Cost — $28,683,280)				27,208,909
Corporate Bonds & Notes — 16.9%
Communication Services — 3.2%
Diversified Telecommunication Services — 0.2%
AT&T Inc., Senior Notes	2.250%	2/1/32	50,000	44,110
Verizon Communications Inc., Senior Notes	2.355%	3/15/32	130,000	114,932
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	40,000	39,679
Total Diversified Telecommunication Services				198,721
Entertainment — 0.0%††
Warnermedia Holdings Inc., Senior Notes	4.279%	3/15/32	12,000	10,980
Interactive Media & Services — 0.7%
Alphabet Inc., Senior Notes	4.500%	5/15/35	30,000	30,211
Alphabet Inc., Senior Notes	4.700%	11/15/35	70,000	71,158
Alphabet Inc., Senior Notes	5.350%	11/15/45	20,000	20,463
Alphabet Inc., Senior Notes	5.250%	5/15/55	40,000	39,769
Alphabet Inc., Senior Notes	5.450%	11/15/55	20,000	20,346
Alphabet Inc., Senior Notes	5.300%	5/15/65	40,000	39,363
Meta Platforms Inc., Senior Notes	4.600%	11/15/32	190,000	192,896
Meta Platforms Inc., Senior Notes	4.750%	8/15/34	70,000	71,247
Meta Platforms Inc., Senior Notes	4.875%	11/15/35	50,000	50,561
Meta Platforms Inc., Senior Notes	5.500%	11/15/45	70,000	70,064
Meta Platforms Inc., Senior Notes	5.625%	11/15/55	50,000	49,909
Meta Platforms Inc., Senior Notes	5.750%	11/15/65	90,000	89,688
Total Interactive Media & Services				745,675
Media — 1.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.550%	6/1/34	630,000	664,690
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	10,000	8,395
Comcast Corp., Senior Notes	3.969%	11/1/47	320,000	245,949
Comcast Corp., Senior Notes	3.999%	11/1/49	90,000	68,070
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Completion Fund 2025 Quarterly Report

 Western Asset SMASh Series Core Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Media — continued
Comcast Corp., Senior Notes	2.887%	11/1/51	$60,000	$36,330
Comcast Corp., Senior Notes	5.350%	5/15/53	310,000	285,971
Comcast Corp., Senior Notes	4.950%	10/15/58	20,000	17,125
Fox Corp., Senior Notes	6.500%	10/13/33	60,000	66,504
Total Media				1,393,034
Wireless Telecommunication Services — 1.0%
Rogers Communications Inc., Senior Notes	5.300%	2/15/34	50,000	50,710
T-Mobile USA Inc., Senior Notes	2.625%	2/15/29	770,000	734,758
T-Mobile USA Inc., Senior Notes	3.875%	4/15/30	160,000	157,643
T-Mobile USA Inc., Senior Notes	5.150%	4/15/34	60,000	61,770
T-Mobile USA Inc., Senior Notes	5.875%	11/15/55	120,000	122,376
Total Wireless Telecommunication Services				1,127,257

Total Communication Services				3,475,667
Consumer Discretionary — 1.5%
Automobiles — 0.1%
Ford Motor Co., Senior Notes	6.100%	8/19/32	60,000	61,857
Broadline Retail — 1.0%
Prosus NV, Senior Notes	4.027%	8/3/50	1,610,000	1,130,130 (b)
Hotels, Restaurants & Leisure — 0.4%
Las Vegas Sands Corp., Senior Notes	5.625%	6/15/28	160,000	163,688
Las Vegas Sands Corp., Senior Notes	6.000%	8/15/29	50,000	52,368
Las Vegas Sands Corp., Senior Notes	6.000%	6/14/30	30,000	31,488
Royal Caribbean Cruises Ltd., Senior Notes	5.625%	9/30/31	90,000	92,012 (b)
Royal Caribbean Cruises Ltd., Senior Notes	6.000%	2/1/33	80,000	82,394 (b)
Total Hotels, Restaurants & Leisure				421,950

Total Consumer Discretionary				1,613,937
Consumer Staples — 0.9%
Food Products — 0.3%
Mars Inc., Senior Notes	5.000%	3/1/32	250,000	258,501 (b)
Mars Inc., Senior Notes	5.200%	3/1/35	60,000	62,099 (b)
Total Food Products				320,600
Personal Care Products — 0.0%††
Kenvue Inc., Senior Notes	4.900%	3/22/33	30,000	30,777
Tobacco — 0.6%
Altria Group Inc., Senior Notes	6.875%	11/1/33	220,000	250,066
BAT Capital Corp., Senior Notes	5.350%	8/15/32	150,000	156,540
BAT Capital Corp., Senior Notes	6.000%	2/20/34	110,000	118,443
BAT Capital Corp., Senior Notes	7.081%	8/2/53	10,000	11,450
BAT Capital Corp., Senior Notes	6.250%	8/15/55	10,000	10,531
Philip Morris International Inc., Senior Notes	4.875%	2/13/29	30,000	30,708
Philip Morris International Inc., Senior Notes	5.125%	2/13/31	10,000	10,398
Philip Morris International Inc., Senior Notes	5.250%	2/13/34	60,000	62,324
Total Tobacco				650,460

Total Consumer Staples				1,001,837
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Completion Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2025
 Western Asset SMASh Series Core Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Energy — 4.9%
Oil, Gas & Consumable Fuels — 4.9%
Cheniere Energy Partners LP, Senior Notes	5.550%	10/30/35	$50,000	$51,464 (b)
Columbia Pipelines Operating Co. LLC, Senior Notes	6.036%	11/15/33	120,000	128,914 (b)
Columbia Pipelines Operating Co. LLC, Senior Notes	6.544%	11/15/53	10,000	10,817 (b)
Ecopetrol SA, Senior Notes	5.875%	5/28/45	1,400,000	1,059,048
Enterprise Products Operating LLC, Senior Notes	6.650%	10/15/34	50,000	56,978
Enterprise Products Operating LLC, Senior Notes	5.550%	2/16/55	160,000	158,556
EOG Resources Inc., Senior Notes	3.900%	4/1/35	82,000	76,917
EQT Corp., Senior Notes	7.000%	2/1/30	240,000	261,192
Gulfstream Natural Gas System LLC, Senior Notes	5.600%	7/23/35	130,000	134,038 (b)
KazMunayGas National Co. JSC, Senior Notes	5.750%	4/19/47	440,000	419,560 (b)
ONEOK Inc., Senior Notes	5.550%	11/1/26	90,000	91,047
ONEOK Inc., Senior Notes	5.650%	11/1/28	140,000	145,457
ONEOK Inc., Senior Notes	5.800%	11/1/30	10,000	10,563
Petroleos del Peru SA, Senior Notes	5.625%	6/19/47	1,270,000	904,488 (b)
Reliance Industries Ltd., Senior Notes	3.625%	1/12/52	2,430,000	1,797,862 (b)
Viper Energy Partners LLC, Senior Notes	5.700%	8/1/35	50,000	51,274

Total Energy				5,358,175
Financials — 1.7%
Banks — 1.3%
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	200,000	199,884 (c)
Bank of Nova Scotia, Subordinated Notes (4.588% to 5/4/32 then 5 year Treasury Constant Maturity Rate + 2.050%)	4.588%	5/4/37	210,000	205,106 (c)
BNP Paribas SA, Senior Notes (5.894% to 12/5/33 then SOFR + 1.866%)	5.894%	12/5/34	250,000	268,018 (b)(c)
Cooperatieve Rabobank UA, Senior Notes (3.758% to 4/6/32 then 1 year Treasury Constant Maturity Rate + 1.420%)	3.758%	4/6/33	250,000	238,620 (b)(c)
JPMorgan Chase & Co., Subordinated Notes (5.576% to 7/23/35 then SOFR + 1.635%)	5.576%	7/23/36	120,000	125,611 (c)
PNC Financial Services Group Inc., Senior Notes (5.582% to 6/12/28 then SOFR + 1.841%)	5.582%	6/12/29	120,000	124,436 (c)
Truist Financial Corp., Senior Notes (6.047% to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	70,000	70,640 (c)
US Bancorp, Senior Notes (5.775% to 6/12/28 then SOFR + 2.020%)	5.775%	6/12/29	80,000	83,265 (c)
US Bancorp, Senior Notes (5.836% to 6/10/33 then SOFR + 2.260%)	5.836%	6/12/34	30,000	32,206 (c)
Total Banks				1,347,786
Capital Markets — 0.3%
Charles Schwab Corp., Senior Notes	5.875%	8/24/26	150,000	151,806
Charles Schwab Corp., Senior Notes (6.136% to 8/24/33 then SOFR + 2.010%)	6.136%	8/24/34	30,000	32,848 (c)
CI Financial Corp., Senior Notes	7.500%	5/30/29	140,000	148,786 (b)
Total Capital Markets				333,440
Insurance — 0.1%
Aon North America Inc., Senior Notes	5.450%	3/1/34	100,000	104,635

Total Financials				1,785,861
Health Care — 1.0%
Biotechnology — 0.1%
AbbVie Inc., Senior Notes	4.800%	3/15/29	80,000	82,126
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Completion Fund 2025 Quarterly Report

 Western Asset SMASh Series Core Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Biotechnology — continued
AbbVie Inc., Senior Notes	4.950%	3/15/31	$40,000	$41,564
AbbVie Inc., Senior Notes	5.050%	3/15/34	20,000	20,750
Total Biotechnology				144,440
Health Care Equipment & Supplies — 0.3%
Solventum Corp., Senior Notes	5.400%	3/1/29	35,000	36,204
Solventum Corp., Senior Notes	5.450%	3/13/31	90,000	94,003
Solventum Corp., Senior Notes	5.600%	3/23/34	120,000	125,451
Solventum Corp., Senior Notes	5.900%	4/30/54	30,000	30,814
Total Health Care Equipment & Supplies				286,472
Health Care Providers & Services — 0.3%
Elevance Health Inc., Senior Notes	4.100%	5/15/32	200,000	195,371
Elevance Health Inc., Senior Notes	4.550%	5/15/52	130,000	109,590
Total Health Care Providers & Services				304,961
Pharmaceuticals — 0.3%
Bristol-Myers Squibb Co., Senior Notes	5.100%	2/22/31	50,000	52,305
Bristol-Myers Squibb Co., Senior Notes	5.200%	2/22/34	110,000	115,477
Eli Lilly & Co., Senior Notes	4.700%	2/9/34	120,000	122,366
Eli Lilly & Co., Senior Notes	4.600%	8/14/34	30,000	30,389
Eli Lilly & Co., Senior Notes	5.000%	2/9/54	20,000	19,127
Eli Lilly & Co., Senior Notes	5.100%	2/9/64	30,000	28,478
Total Pharmaceuticals				368,142

Total Health Care				1,104,015
Industrials — 0.6%
Aerospace & Defense — 0.4%
Boeing Co., Senior Notes	5.150%	5/1/30	190,000	195,892
Boeing Co., Senior Notes	6.858%	5/1/54	40,000	45,619
Lockheed Martin Corp., Senior Notes	5.200%	2/15/64	30,000	28,460
RTX Corp., Senior Notes	6.000%	3/15/31	60,000	64,892
RTX Corp., Senior Notes	4.500%	6/1/42	130,000	118,729
RTX Corp., Senior Notes	3.030%	3/15/52	10,000	6,645
Total Aerospace & Defense				460,237
Commercial Services & Supplies — 0.0%††
Waste Connections Inc., Senior Notes	5.000%	3/1/34	70,000	71,830
Industrial Conglomerates — 0.1%
Honeywell International Inc., Senior Notes	5.000%	3/1/35	70,000	71,885
Trading Companies & Distributors — 0.1%
Air Lease Corp., Senior Notes	5.300%	2/1/28	90,000	91,619

Total Industrials				695,571
Information Technology — 0.4%
Semiconductors & Semiconductor Equipment — 0.4%
Broadcom Inc., Senior Notes	5.200%	7/15/35	170,000	177,092
Broadcom Inc., Senior Notes	4.800%	2/15/36	50,000	50,137
Intel Corp., Senior Notes	5.125%	2/10/30	20,000	20,589
Micron Technology Inc., Senior Notes	5.875%	2/9/33	30,000	31,966
Micron Technology Inc., Senior Notes	6.050%	11/1/35	100,000	107,370
Total Semiconductors & Semiconductor Equipment				387,154
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Completion Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2025
 Western Asset SMASh Series Core Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Software — 0.0%††
Oracle Corp., Senior Notes	3.600%	4/1/50	$90,000	$59,594

Total Information Technology				446,748
Materials — 2.4%
Chemicals — 1.3%
MEGlobal BV, Senior Notes	2.625%	4/28/28	1,510,000	1,447,032 (b)
Construction Materials — 0.1%
Amrize Finance US LLC, Senior Notes	4.950%	4/7/30	20,000	20,529 (b)
Amrize Finance US LLC, Senior Notes	5.400%	4/7/35	30,000	31,160 (b)
Total Construction Materials				51,689
Metals & Mining — 0.3%
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	170,000	176,619
Glencore Funding LLC, Senior Notes	5.673%	4/1/35	120,000	126,264 (b)
Glencore Funding LLC, Senior Notes	6.141%	4/1/55	50,000	52,572 (b)
Total Metals & Mining				355,455
Paper & Forest Products — 0.7%
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	840,000	752,298

Total Materials				2,606,474
Utilities — 0.3%
Electric Utilities — 0.3%
Florida Power & Light Co., First Mortgage Bonds	5.700%	3/15/55	70,000	72,811
Georgia Power Co., Senior Notes	5.200%	3/15/35	60,000	61,982
NRG Energy Inc., Senior Secured Notes	5.407%	10/15/35	50,000	50,096 (b)
Oglethorpe Power Corp., First Mortgage Bonds	5.900%	2/1/55	60,000	60,630
Oncor Electric Delivery Co. LLC, Secured Notes	5.800%	4/1/55	40,000	41,155 (b)
Oncor Electric Delivery Co. LLC, Senior Secured Notes	5.350%	4/1/35	40,000	41,662 (b)

Total Utilities				328,336
Total Corporate Bonds & Notes (Cost — $20,432,674)				18,416,621
U.S. Government & Agency Obligations — 9.5%
U.S. Government Obligations — 9.5%
U.S. Treasury Bonds	4.250%	2/15/54	3,370,000	3,139,102
U.S. Treasury Bonds	4.250%	8/15/54	2,350,000	2,189,264
U.S. Treasury Bonds	4.625%	2/15/55	30,000	29,755
U.S. Treasury Bonds	4.750%	5/15/55	50,000	50,613
U.S. Treasury Notes	3.875%	4/30/30	30,000	30,365
U.S. Treasury Notes	4.000%	6/30/32	4,790,000	4,858,295
U.S. Treasury Notes	4.250%	8/15/35	40,000	40,785

Total U.S. Government & Agency Obligations (Cost — $10,538,544)				10,338,179
Sovereign Bonds — 4.0%
Chile — 0.2%

Chile Government International Bond, Senior Notes	3.100%	1/22/61	340,000	217,328
Israel — 0.8%

State of Israel, Senior Notes	3.375%	1/15/50	1,330,000	913,275
Mexico — 1.1%

Eagle Funding Luxco Sarl, Senior Notes	5.500%	8/17/30	1,170,000	1,189,235 (b)
Peru — 1.9%
Peruvian Government International Bond, Senior Notes	5.500%	3/30/36	860,000	884,252
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Completion Fund 2025 Quarterly Report

 Western Asset SMASh Series Core Completion Fund
(Percentages shown based on Fund net assets)
Security		Rate	Maturity Date	Face Amount	Value

Peru — continued
Peruvian Government International Bond, Senior Notes		3.550%	3/10/51	$160,000	$114,732
Peruvian Government International Bond, Senior Notes		3.600%	1/15/72	1,580,000	1,021,272
Total Peru					2,020,256

Total Sovereign Bonds (Cost — $5,517,092)					4,340,094
U.S. Treasury Inflation Protected Securities — 1.4%
U.S. Treasury Notes, Inflation Indexed (Cost — $1,560,859)		1.125%	1/15/33	1,570,162	1,523,622
		Expiration Date	Contracts	Notional Amount
Purchased Options — 0.6%
Exchange-Traded Purchased Options — 0.2%
3-Month SOFR Futures, Call @ $96.250		12/12/25	307	$767,500	34,537
3-Month SOFR Futures, Call @ $96.375		12/12/25	180	450,000	1,125
SOFR 1-Year Mid-Curve Futures, Put @ $96.750		12/12/25	257	642,500	3,213
U.S. Treasury 5-Year Notes Futures, Call @ $109.750		12/5/25	172	172,000	25,531
U.S. Treasury 6 to 7-Year Notes Futures, Call @ $113.250		12/5/25	100	100,000	26,562
U.S. Treasury 6 to 7-Year Notes Futures, Call @ $113.750		12/12/25	126	126,000	25,594
U.S. Treasury 6 to 7-Year Notes Futures, Put @ $112.500		12/5/25	150	150,000	2,344
U.S. Treasury 6 to 7-Year Notes Futures, Put @ $113.250		12/5/25	101	101,000	17,359
U.S. Treasury 10-Year Notes Futures, Call @ $113.500		12/26/25	101	101,000	50,500

Total Exchange-Traded Purchased Options (Cost — $529,035)					186,765
	Counterparty
OTC Purchased Options — 0.4%
Interest rate swaption, Call @ 290.000bps, payments made by the Fund on Daily SOFR Compound annually, 290.000bps payments received by the Fund annually, maturing on 9/29/28	Goldman Sachs Group Inc.	9/25/26	100,030,000	100,030,000	398,814
Interest rate swaption, Call @ 290.000bps, payments made by the Fund on Daily SOFR Compound annually, 290.000bps payments received by the Fund annually, maturing on 9/29/28	Goldman Sachs Group Inc.	9/25/26	5,280,000	5,280,000	21,051

Total OTC Purchased Options (Cost — $429,817)					419,865

Total Purchased Options (Cost — $958,852)					606,630
Total Investments — 152.5% (Cost — $170,677,899)					165,995,435
Liabilities in Excess of Other Assets — (52.5)%					(57,159,724)
Total Net Assets — 100.0%					$108,835,711

††	Represents less than 0.1%.
(a)	This security is traded on a to-be-announced (“TBA”) basis. At November 30, 2025, the Fund held TBA securities with a total cost of $69,844,135.
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Completion Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2025
 Western Asset SMASh Series Core Completion Fund
Abbreviation(s) used in this schedule:
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
IO	—	Interest Only
JSC	—	Joint Stock Company
SOFR	—	Secured Overnight Financing Rate
At November 30, 2025, the Fund had the following open written options contracts:

Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
3-Month SOFR Futures, Call	12/12/25	$96.563	246	$615,000	$(1,538)
3-Month SOFR Futures, Call	12/12/25	96.750	307	767,500	(1,919)
3-Month SOFR Futures, Call	9/11/26	97.500	106	265,000	(26,500)
3-Month SOFR Futures, Call	12/11/26	97.500	60	150,000	(22,500)
3-Month SOFR Futures, Put	12/12/25	95.375	307	767,500	(1,919)
3-Month SOFR Futures, Put	12/11/26	96.500	128	320,000	(33,600)
U.S. Treasury 5-Year Notes Futures, Call	12/26/25	111.000	214	214,000	(15,047)
U.S. Treasury 10-Year Notes Futures, Call	12/26/25	115.000	200	200,000	(21,875)
U.S. Treasury 10-Year Notes Futures, Call	12/26/25	115.500	200	200,000	(15,625)
U.S. Treasury 10-Year Notes Futures, Call	12/26/25	116.000	150	150,000	(7,031)
U.S. Treasury 10-Year Notes Futures, Call	1/23/26	115.500	202	202,000	(44,187)
U.S. Treasury 10-Year Notes Futures, Put	12/26/25	110.500	200	200,000	(6,250)
U.S. Treasury Long-Term Bonds Futures, Call	12/26/25	123.000	100	100,000	(7,812)
Total Exchange-Traded Written Options (Premiums received — $683,787)					(205,803)

OTC Written Options
	Counterparty
Interest rate swaption, Call, 345.000bps payments made by the Fund annually, payments received by the Fund on Daily SOFR Compound annually, maturing on 9/29/36 (Premiums received — $397,037)	Goldman Sachs Group Inc.	9/25/26	3.450 bps	23,410,000	23,410,000	$(373,020)
Total Written Options (Premiums received — $1,080,824)						$(578,823)

Abbreviation(s) used in this schedule:
bps	—	basis points (100 basis points = 1.00%)
SOFR	—	Secured Overnight Financing Rate
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Completion Fund 2025 Quarterly Report

 Western Asset SMASh Series Core Completion Fund
At November 30, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
1-Month SOFR	304	12/25	$121,775,026	$121,780,742	$5,716
3-Month SOFR	492	3/26	118,071,802	118,409,025	337,223
3-Month SOFR	252	6/26	60,801,829	60,763,500	(38,329)
U.S. Treasury 5-Year Notes	552	3/26	60,410,863	60,590,628	179,765
U.S. Treasury 10-Year Notes	263	3/26	29,737,987	29,809,406	71,419
U.S. Treasury Ultra 10-Year Notes	240	3/26	27,641,666	27,888,751	247,085
					802,879
Contracts to Sell:
3-Month SOFR	90	12/25	21,594,186	21,576,938	17,248
30-Day Federal Funds	304	12/25	121,911,529	121,932,754	(21,225)
U.S. Treasury 2-Year Notes	405	3/26	84,527,229	84,588,047	(60,818)
U.S. Treasury Long-Term Bonds	128	3/26	14,954,779	15,032,000	(77,221)
U.S. Treasury Ultra Long-Term Bonds	211	3/26	25,220,729	25,517,813	(297,084)
					(439,100)
Net unrealized appreciation on open futures contracts					$363,779

Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
At November 30, 2025, the Fund had the following open swap contracts:
CENTRALLY CLEARED INTEREST RATE SWAPS
	Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
	$13,170,000	11/21/30	2.452% annually	Daily SOFR Compound annually	$(27,435)	$(2,887)	$(24,548)
	50,795,000	8/31/32	3.420% annually	Daily SOFR Compound annually	(36,824)	123,528	(160,352)
Total	$63,965,000				$(64,259)	$120,641	$(184,900)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — BUY PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Made by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Depreciation
Markit CDX.NA.IG.45 Index	$67,663,000	12/20/30	1.000% quarterly	$(1,521,980)	$(1,500,753)	$(21,227)

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Completion Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2025
 Western Asset SMASh Series Core Completion Fund
[1]
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.
Reference rate(s) and their value(s) as of period end used in this table:
Reference Index	Reference Rate
Daily SOFR Compound	4.120%

Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Completion Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset SMASh Series Core Completion Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Franklin Templeton Fund Adviser, LLC (“FTFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of FTFA. FTFA and the subadvisers do not charge investment management fees to the Fund.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

Western Asset SMASh Series Core Completion Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Mortgage-Backed Securities	—	$70,552,789	—	$70,552,789
Asset-Backed Securities	—	33,008,591	—	33,008,591
Collateralized Mortgage Obligations	—	27,208,909	—	27,208,909
Corporate Bonds & Notes	—	18,416,621	—	18,416,621
U.S. Government & Agency Obligations	—	10,338,179	—	10,338,179
Sovereign Bonds	—	4,340,094	—	4,340,094
U.S. Treasury Inflation Protected Securities	—	1,523,622	—	1,523,622
Purchased Options:
Exchange-Traded Purchased Options	$186,765	—	—	186,765
OTC Purchased Options	—	419,865	—	419,865
Total Investments	$186,765	$165,808,670	—	$165,995,435
Other Financial Instruments:
Futures Contracts††	$858,456	—	—	$858,456
Total	$1,045,221	$165,808,670	—	$166,853,891

Western Asset SMASh Series Core Completion Fund 2025 Quarterly Report

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$205,803	—	—	$205,803
OTC Written Options	—	$373,020	—	373,020
Futures Contracts††	494,677	—	—	494,677
Centrally Cleared Interest Rate Swaps††	—	184,900	—	184,900
Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection††	—	21,227	—	21,227
Total	$700,480	$579,147	—	$1,279,627

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.

Western Asset SMASh Series Core Completion Fund 2025 Quarterly Report